Borrowings - Interest Expense (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Series 1 promissory notes | Notes payable
Debt Instrument [Line Items]
Interest attributable to contractual interest	$ 16	$ 29	$ 44	$ 48	$ 99	$ 138	$ 297
Interest attributable to amortization of issuance costs and discounts		0				0	32
Total interest expense		29				138	329
Related party notes | Notes payable
Debt Instrument [Line Items]
Total interest expense	0	611	0	419	0	932	0
WTI Facility | Term loan
Debt Instrument [Line Items]
Interest attributable to contractual interest	683	352	0	1,358	0	0	0
Interest attributable to amortization of issuance costs and discounts	348	248	0	856	0	0	0
Total interest expense	1,031	$ 600	0	2,214	0	$ 0	$ 0
Convertible debentures | Convertible debt
Debt Instrument [Line Items]
Interest attributable to amortization of issuance costs and discounts	1,701		0	1,701	0
Total interest expense	$ 1,701		$ 0	$ 1,701	$ 0